SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Sales in PRC	$ 8,159,260	$ 7,696,992	$ 24,421,569	$ 24,652,526	$ 27,213,684	$ 21,430,226
Sub-total	3,463,757	3,468,988	10,948,930	12,461,644	13,571,790	9,915,725
Total revenues	11,623,018	11,165,980	35,370,499	37,114,170	40,785,474	31,345,951
Republic of China [Member]
Disaggregation of Revenue [Line Items]
Sub-total	1,851,599	1,785,128	5,708,133	6,663,678	7,246,592	5,178,407
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Sub-total	1,578,002	1,618,284	5,144,829	5,519,484	5,962,067	4,654,133
Others [Member]
Disaggregation of Revenue [Line Items]
Sub-total	$ 34,156	$ 65,576	$ 95,968	$ 278,482	$ 363,131	$ 83,185